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VIA EDGAR and Overnight Mail

February 9, 2009

Mr. Jeffrey Foor
Division of Investment Management
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      FS Variable Separate Account ("Registrant")
         First SunAmerica Life Insurance Company ("Depositor")
         Polaris Platinum III Variable Annuity
         Initial Form N-4
         File Nos. 333-______ and 811-08810

Dear Mr. Foor:

         On behalf of the Registrant and Depositor, submitted herewith pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") is a copy of the Initial N-4 registration statement ("Initial N-4") filed on February 9, 2009. The purpose of this filing is to register a new variable annuity product under the marketing name of Polaris Platinum III.

         Please note that the Registrant has removed all financial statements and references to Independent Auditors from this Initial N-4. Registrant commits to file a pre-effective amendment that will include the appropriate financial statements and Auditor's consent.

         Under separate cover, we will submit a request for relief pursuant to Rule 485(b)(1)(vii) letter (the "(b)(1)(vii) Letter") requesting that certain living and death benefits be used as a "template" to add the same benefits to other already existing registration statements ("Other Filings"). The
(b)(1)(vii) Letter will commit to incorporate these certain living and death benefits, as well as any applicable Staff comments thereto, into the Other Filings by means of 485(b) filings.

         Registrant would like to begin marketing this contract on May 1, 2009. For that to be feasible, we would need to receive comments from the Staff by April 9, 2009. We would then have sufficient time to work with the Staff on addressing any comments, file a pre-effective amendment reflecting those comments and print final prospectuses for delivery to our fulfillment vendor. We would appreciate the Staff's efforts to accommodate this schedule.

         Should you have any questions or need any additional information, please do not hesitate to contact me at (310) 772-6545.

Very truly yours,

/s/ Manda Ghaferi

Manda Ghaferi
Assistant General Counsel